Accounts Receivables	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of trade and other receivables [text block]
17. ACCOUNTS RECEIVABLE

	December 31, 2020	December 31, 2019
Accounts receivable	3,451	2,826
Allowance for expected credit losses and impaired receivables	(46)	(83)

	3,405	2,743

Set out below is the movement in the allowance for expected credit losses of accounts receivable:

	2020	2019
Balance at the beginning of the year	(83)	(94)
Allowance for expected credit losses	(20)	(17)
Amounts written off during the year as uncollectable	57	28

Balance at the end of the year	(46)	(83)

Information about the Group’s exposure to credit and market risks is presented in note 26.